Loans and Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Debentures
Schedule of Loans and Debentures

(1)	Cemig Geração e Transmissão;
(2)	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract;
(3)	Cemig Distribuição;
(4)	Debentures issued by Gasmig.
(5)	Discount on the sale price of the 2nd series of the Seventh issue of Cemig Distribuição.

	Entry Date	Principal maturity	Annual financial cost	Value

BRAZILIAN CURRENCY
Debentures – 11th Issue – 1st Series	September, 2024	2031	CDI + 0.55%	1,000
Debentures – 11th Issue – 2nd Series	September, 2024	2036	IPCA + 6.5769%	1,500
(-) Transaction costs				(64)
Total				2,436

Schedule of Debentures Issued
Series	Quantity	Amount	Remuneration	Maturity	Amortization
First Series	1,000,000	R$1,000,000	CDI + 0.55%	7 years	72 th e 84 th months
Second Series	1,500,000	R$1,500,000	IPCA + 6.5769%	12 years	132 th e 144 th months
Series	Quantity	Amount	Remuneration	Maturity	Amortization
Single	200,000	R$200	CDI + 0.47%	5 years	36 th , 48 th e 60 th months

Schedule of Credit Risk Rating Agency
Financing source	Entry Date	Principal maturity	Annual financial cost	Value

BRAZILIAN CURRENCY
Debentures – 9th Issue – Single Series	December, 2024	2029	CDI + 0.47%	200
Total				200

Schedule of Guarantees of the Debtor Balance on Loans and Financings

The guarantees of the debt balance on loans and debentures, on December 31, 2024, were as follows:

Dec. 31, 2024
Promissory notes and sureties	334
Guarantee and receivables	2,042
Sureties	8,694
Unsecured	1,210
Total	12,280

Schedule of Composition of Loans and Debentures

The company's debt has an average repayment period of 2.8 years. The consolidated breakdown of loans and debentures, by currency and index, considering their maturities, is as follows:

	2025	2026	2027	2028	2029	2030 onwards	Total
Index
IPCA (1)	1,571	1,155	139	423	761	3,498	7,547
CDI (2)	1,315	1,233	800	300	233	1,000	4,881
Total by index	2,886	2,388	939	723	994	4,498	12,428
(-) Transaction costs	(7)	(7)	(4)	(11)	(12)	(105)	(146)
(-) Discount	(3)	-	(3)	-	-	-	(6)
Overall total	2,876	2,381	932	712	982	4,393	12,276

(1)	Expanded National Customer Price (IPCA) Index.
(2)	CDI: Interbank Rate for Certificates of Deposit.

Schedule of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings	The index used for monetary updating of Loans and debentures had the following variations:
Indexer	Accumulated change on 2024 (%)	Accumulated change on 2023 (%)
IPCA	4.83	4.62
CDI	10.83	13.04

Schedule of Changes in Loans, Financings and Debentures

The changes in loans and debentures are as follows:

Balance at December 31, 2021	11,364
Loans and financing obtained	2,000
Transaction costs	(19)
Financing obtained, net	1,981
Monetary variation	167
Exchange rate variation	(338)
Accrued financial charges	975
Premium on repurchase of debt securities (Eurobonds)	47
Amortization of transaction cost	7
Financial charges paid	(1,010)
Amortization of financing	(2,613)
Balance at December 31, 2022	10,580
Loans and financing obtained	2,000
Transaction costs	(12)
Financing obtained, net	1,988
Monetary variation	148
Exchange rate variation	(277)
Accrued financial charges	1,083
Amortization of transaction cost	14
Financial charges paid	(1,026)
Amortization of financing	(2,679)
Balance at December 31, 2023	9,831
Loans and financing obtained	4,700
Transaction costs	(118)
Financing obtained, net	4,582
Monetary variation	248
Exchange rate variation	464
Accrued financial charges	1,066
Amortization of transaction cost	20
Financial charges paid	(956)
Amortization of financing	(2,975)
Balance at December 31, 2024	12,280

Schedule of Capitalized Borrowing Cost

The subsidiaries CEMIG D and Gasmig considered the costs of loans and debentures linked to construction in progress as construction costs of intangible and concession contract assets, as follows:

	2024	2023	2022
Costs of loans and financing	1,066	1,083	975
Financing costs on intangible assets and contract assets (1)	(77)	(70)	(47)
Net effect in Profit or loss	989	1,013	928

(1)	The average capitalization rate in 2024 was 11.13% (11.75% in 2023).

Schedule of Restrictive Covenants

The Company has contracts with financial covenants as follows:

Title - Security	Covenant	Ratio required - Issuer	Ratio required CEMIG (guarantor)	Compliance required
8th Debentures Issuance Gasmig	Ebitda/Debt servicing Net debt / Ebitda (2)	1.3 or more 3.0 or less	-	Annual Annual
9th Debentures Issuance Gasmig	Ebitda/Net financial income 'Net debt / Ebitda	1.3 or more 3.0 or less	-	Annual
9th Debenture Issue CEMIG GT (3)	Net debt / Adjusted Ebitda (1)	3.5 or less	3.0 from Dec. 31, 2022 to June 30, 2026 and 3.5 from Dec. 31, 2026 onwards	Semi-annual and annual
7th and 8th Debentures Issuance CEMIG D	Net debt / Adjusted Ebitda (1)	3.5 or less	3.0 or less	Semi-annual and annual
9th Debentures Issuance CEMIG D	Net debt / Ebitda	3.5 or less	3.0 or less	Semi-annual and annual
10th Debentures Issue CEMIG D	Net debt / Ebitda	3.5 or less from June 30, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards	Semi-annual and annual
11th Debentures Issue CEMIG D	Net debt / Ebitda	3.5 or less from December 31, 2024 to June 30, 2029 4.0 or less from June 30, 2029 onwards	3.0 or less up to June 30, 2026 3.5 or less from July 1, 2026 to June 30, 2029 4.0 or less from June 30, 2029 onwards	Semi-annual and annual

(1)

Adjusted Ebitda corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebitda in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.

(2)	Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
(3)

Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.